Schedule of Stock Option Valuation Assumptions (Details) - Scienture Inc [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	72.00%
Expected dividend	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		65.00%	65.00%	65.00%
Risk-free interest rate	4.10%	0.50%	0.50%	0.50%
Expected term	5 years 8 months 12 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		75.00%	75.00%	75.00%
Risk-free interest rate	4.40%	3.50%	3.50%	2.80%
Expected term	6 years 1 month 6 days	6 years	6 years	6 years